Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.92%
Australia–1.74%
Ampol Ltd.	249	$5,888
APA Group	849	6,930
ASX Ltd.	141	8,739
BlueScope Steel Ltd.	545	6,343
Brambles Ltd.	1,106	8,882
Cochlear Ltd.	46	6,900
Coles Group Ltd.	954	12,540
Computershare Ltd.	448	7,865
Dexus	805	5,371
Evolution Mining Ltd.	1,908	3,556
Fortescue Metals Group Ltd.	1,267	16,287
Goodman Group	1,103	16,027
GPT Group (The)	1,406	4,475
Lendlease Corp. Ltd.	495	3,569
Mineral Resources Ltd.	120	4,521
Mirvac Group	2,727	4,106
Newcrest Mining Ltd.	580	7,892
QBE Insurance Group Ltd.	755	6,112
REA Group Ltd.	44	3,867
Stockland	1,744	4,699
Suncorp Group Ltd.	627	4,910
Transurban Group	2,053	20,870
Vicinity Centres	4,613	6,699
		177,048
Austria–0.13%
Mondi PLC	307	5,839
Verbund AG	64	7,030
		12,869
Belgium–0.15%
KBC Group N.V.	189	9,914
Umicore S.A.	141	5,107
		15,021
Canada–4.03%
Agnico Eagle Mines Ltd.	324	13,931
Bank of Nova Scotia (The)	893	54,401
Canadian National Railway Co.	467	59,163
Canadian Tire Corp. Ltd., Class A	47	6,038
FirstService Corp.	33	4,415
Fortis, Inc.	321	15,163
Gildan Activewear, Inc.	175	5,129
Intact Financial Corp.	119	17,712
Magna International, Inc.	235	15,006
Metro, Inc.	148	8,195
National Bank of Canada	259	18,173
Northland Power, Inc.	170	5,573
Nutrien Ltd.	385	32,958
Parkland Corp.	170	4,770
Pembina Pipeline Corp.	377	14,393
Ritchie Bros. Auctioneers, Inc.	103	7,424
Rogers Communications, Inc., Class B	252	11,585
Shopify, Inc., Class A(a)	820	28,566
Shares		Value
Canada–(continued)
Toromont Industries Ltd.	61	$5,138
Toronto-Dominion Bank (The)	1,264	82,105
		409,838
China–0.09%
BOC Hong Kong Holdings Ltd.	2,500	9,047
Denmark–2.28%
AP Moller - Maersk A/S, Class B	5	13,647
Coloplast A/S, Class B	85	9,928
Genmab A/S(a)	50	17,803
GN Store Nord A/S	88	3,064
Novo Nordisk A/S, Class B	1,246	146,539
Orsted A/S(b)	141	16,401
Pandora A/S	85	6,286
Vestas Wind Systems A/S	725	18,968
		232,636
Finland–0.49%
Elisa OYJ	86	4,754
Kesko OYJ, Class B	186	4,604
Neste OYJ	307	15,762
Orion OYJ, Class B	101	4,818
Stora Enso OYJ, Class R	271	4,185
UPM-Kymmene OYJ	347	10,983
Wartsila OYJ Abp	507	4,446
		49,552
France–2.54%
AXA S.A.	1,445	33,359
Bureau Veritas S.A.	219	6,041
Cie Generale des Etablissements Michelin S.C.A.	496	13,867
Danone S.A.	503	27,734
EssilorLuxottica S.A.	219	34,358
Klepierre S.A.	223	4,976
L’Oreal S.A.	184	69,500
Publicis Groupe S.A.	92	4,917
Schneider Electric SE	392	54,372
Valeo	190	4,077
Vivendi SE	546	5,182
		258,383
Germany–1.21%
adidas AG	136	23,340
Allianz SE	297	53,861
Deutsche Boerse AG	141	24,578
Merck KGaA	87	16,524
Puma SE	71	4,767
		123,070
Hong Kong–1.00%
AIA Group Ltd.	8,600	86,798
Hang Seng Bank Ltd.	600	9,681
MTR Corp. Ltd.	1,000	5,287
		101,766

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Ireland–0.31%
CRH PLC	534	$20,458
Kerry Group PLC, Class A	110	11,631
		32,089
Israel–0.10%
Bank Leumi Le-Israel BM	1,031	10,079
Italy–0.32%
Amplifon S.p.A.	119	3,939
Intesa Sanpaolo S.p.A.	11,912	21,259
Terna Rete Elettrica Nazionale S.p.A.	929	7,124
		32,322
Japan–5.78%
Aeon Co. Ltd.	500	10,093
Ajinomoto Co., Inc.	400	10,523
Asahi Kasei Corp.	900	7,240
Astellas Pharma, Inc.	1,400	21,955
Daifuku Co. Ltd.	100	6,400
Dai-ichi Life Holdings, Inc.	700	12,130
Daiichi Sankyo Co. Ltd.	1,200	31,784
Daikin Industries Ltd.	200	35,178
FANUC Corp.	100	17,277
Fast Retailing Co. Ltd.	45	27,296
Fujitsu Ltd.	100	13,999
Hankyu Hanshin Holdings, Inc.	200	5,797
Ibiden Co. Ltd.	100	2,942
JFE Holdings, Inc.	400	4,476
Kao Corp.	400	17,440
KDDI Corp.	1,200	38,675
Kikkoman Corp.	100	5,928
Kubota Corp.	600	9,956
Kurita Water Industries Ltd.	100	4,054
Mitsubishi Chemical Group Corp.	800	4,495
Nippon Express Holdings, Inc.	100	5,959
Nitto Denko Corp.	100	6,439
Nomura Research Institute Ltd.	300	9,036
Omron Corp.	100	5,598
ORIX Corp.	900	15,959
Panasonic Holdings Corp.	1,600	13,226
Recruit Holdings Co. Ltd.	1,000	37,559
Sekisui House Ltd.	400	7,101
SG Holdings Co. Ltd.	200	3,813
Softbank Corp.	1,800	20,823
Sompo Holdings, Inc.	200	8,905
Sony Group Corp.	900	77,040
Sumitomo Chemical Co. Ltd.	1,400	5,511
Suntory Beverage & Food Ltd.	200	7,896
Sysmex Corp.	100	7,023
Terumo Corp.	300	10,259
Tokyo Electron Ltd.	100	34,671
Tokyu Corp.	300	3,675
Toray Industries, Inc.	900	4,952
Yamaha Corp.	100	4,266
Yamaha Motor Co. Ltd.	200	3,860
Z Holdings Corp.	1,900	6,748
		587,957
Netherlands–2.66%
Akzo Nobel N.V.	144	9,712
Shares		Value
Netherlands–(continued)
ASML Holding N.V.	298	$171,100
Koninklijke DSM N.V.	125	20,031
NN Group N.V.	210	9,845
Prosus N.V.	556	36,520
Wolters Kluwer N.V.	213	23,144
		270,352
New Zealand–0.04%
Meridian Energy Ltd.	1,313	4,117
Norway–0.25%
DNB Bank ASA	692	13,595
Orkla ASA	740	6,378
Telenor ASA	492	5,958
		25,931
Singapore–0.16%
CapitaLand Investment Ltd.	1,700	4,835
United Overseas Bank Ltd.	600	11,997
		16,832
Spain–0.48%
Banco Bilbao Vizcaya Argentaria S.A.	5,064	23,045
Industria de Diseno Textil S.A.	818	19,869
Red Electrica Corp. S.A.	322	6,327
		49,241
Sweden–0.40%
Boliden AB(a)	242	8,055
Electrolux AB, Class B	197	2,854
Essity AB, Class B	400	10,168
Husqvarna AB, Class B	397	3,168
Svenska Cellulosa AB S.C.A., Class B	423	6,193
Tele2 AB, Class B	329	3,761
Telia Co. AB	1,832	6,766
		40,965
Switzerland–1.09%
Givaudan S.A.	7	24,503
Kuehne + Nagel International AG, Class R	37	9,964
Lonza Group AG	57	34,738
SGS S.A.	4	9,768
Sonova Holding AG, Class A	38	13,705
Swiss Life Holding AG	25	13,279
Vifor Pharma AG(a)	29	5,076
		111,033
United Kingdom–4.48%
abrdn PLC	1,458	2,966
Ashtead Group PLC	350	19,735
Barratt Developments PLC	695	4,255
Berkeley Group Holdings PLC(a)	72	3,725
British Land Co. PLC (The)	716	4,303
BT Group PLC	6,928	13,675
Bunzl PLC	144	5,402
Burberry Group PLC	280	6,148
CNH Industrial N.V.	767	9,865
Coca-Cola Europacific Partners PLC	143	7,739
Croda International PLC	84	7,672
DCC PLC	66	4,311
Informa PLC(a)	982	7,132
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United Kingdom–(continued)
InterContinental Hotels Group PLC	122	$7,250
Intertek Group PLC	89	4,755
J Sainsbury PLC	1,618	4,363
Johnson Matthey PLC	161	4,208
Kingfisher PLC	1,562	4,949
Legal & General Group PLC	2,780	8,870
Liberty Global PLC, Class C(a)	418	9,568
Linde PLC	375	113,250
National Grid PLC	2,557	35,298
Pearson PLC	540	4,982
RELX PLC	1,431	42,346
Schroders PLC	112	4,062
Segro PLC	825	11,055
Severn Trent PLC	142	5,100
St James’s Place PLC	391	5,871
Unilever PLC	1,903	92,694
		455,549
United States–68.19%
ABIOMED, Inc.(a)	33	9,669
Adobe, Inc.(a)	333	136,570
Agilent Technologies, Inc.	229	30,709
Allegion PLC	65	6,871
Ally Financial, Inc.	283	9,359
American Express Co.	494	76,086
American Tower Corp.	337	91,270
American Water Works Co., Inc.	97	15,078
Ameriprise Financial, Inc.	91	24,563
AmerisourceBergen Corp.	122	17,803
Amgen, Inc.	413	102,205
Aptiv PLC(a)	201	21,083
Atmos Energy Corp.	97	11,775
Automatic Data Processing, Inc.	313	75,471
Baker Hughes Co., Class A	708	18,189
Ball Corp.	187	13,730
Bank of New York Mellon Corp. (The)	652	28,336
Becton, Dickinson and Co.	218	53,260
Best Buy Co., Inc.	174	13,396
Biogen, Inc.(a)	111	23,872
BlackRock, Inc.	114	76,287
Bunge Ltd.	100	9,233
C.H. Robinson Worldwide, Inc.	102	11,291
Cable One, Inc.	3	4,130
Cardinal Health, Inc.	230	13,699
Carrier Global Corp.	498	20,184
Caterpillar, Inc.	398	78,903
CBRE Group, Inc., Class A(a)	246	21,063
Centene Corp.(a)	450	41,836
Cheniere Energy, Inc.	165	24,681
Cigna Corp.	248	68,289
Clorox Co. (The)	90	12,766
CME Group, Inc., Class A	268	53,461
Coca-Cola Co. (The)	3,018	193,665
Colgate-Palmolive Co.	594	46,772
Conagra Brands, Inc.	196	6,705
Consolidated Edison, Inc.	250	24,817
Cummins, Inc.	109	24,123
DaVita, Inc.(a)	71	5,975
DENTSPLY SIRONA, Inc.	158	5,713
Shares		Value
United States–(continued)
Dover Corp.	68	$9,090
Ecolab, Inc.	191	31,547
Edwards Lifesciences Corp.(a)	468	47,053
Elanco Animal Health, Inc.(a)	209	4,234
Electronic Arts, Inc.	223	29,264
Elevance Health, Inc.	166	79,199
Equinix, Inc.	65	45,743
Essential Utilities, Inc.	109	5,661
Eversource Energy	245	21,614
Expeditors International of Washington, Inc.	125	13,281
FactSet Research Systems, Inc.	28	12,031
Fastenal Co.	422	21,674
Ferguson PLC	171	21,534
Fortune Brands Home & Security, Inc.	97	6,759
General Mills, Inc.	449	33,581
Gilead Sciences, Inc.	937	55,986
Halliburton Co.	659	19,309
Hasbro, Inc.	95	7,478
HCA Healthcare, Inc.	189	40,147
Healthpeak Properties, Inc.	222	6,134
Henry Schein, Inc.(a)	98	7,725
Hilton Worldwide Holdings, Inc.	215	27,535
Hologic, Inc.(a)	185	13,205
Home Depot, Inc. (The)	765	230,219
Hormel Foods Corp.	220	10,855
Humana, Inc.	99	47,718
Huntington Bancshares, Inc.	789	10,486
IDEX Corp.	55	11,481
IDEXX Laboratories, Inc.(a)	63	25,148
Illinois Tool Works, Inc.	227	47,162
Illumina, Inc.(a)	114	24,702
Ingersoll Rand, Inc.	191	9,512
Insulet Corp.(a)	51	12,638
International Flavors & Fragrances, Inc.	191	23,694
Interpublic Group of Cos., Inc. (The)	296	8,842
J.B. Hunt Transport Services, Inc.	39	7,148
James Hardie Industries PLC, CDI	203	5,021
Jazz Pharmaceuticals PLC(a)	37	5,774
Johnson Controls International PLC	530	28,572
Kellogg Co.	184	13,601
Keurig Dr Pepper, Inc.	424	16,426
Kimberly-Clark Corp.	256	33,738
Laboratory Corp. of America Holdings	48	12,585
LKQ Corp.	217	11,900
Lowe’s Cos., Inc.	501	95,957
MarketAxess Holdings, Inc.	18	4,874
Marsh & McLennan Cos., Inc.	380	62,305
McCormick & Co., Inc.	127	11,093
Mettler-Toledo International, Inc.(a)	18	24,295
Microsoft Corp.	5,101	1,432,055
Moody’s Corp.	127	39,402
Newmont Corp.	558	25,266
Northern Trust Corp.	147	14,668
Novocure Ltd.(a)	63	4,283
NVIDIA Corp.	1,817	330,022
Old Dominion Freight Line, Inc.	55	16,693
ONEOK, Inc.	329	19,654
Otis Worldwide Corp.	243	18,995
Owens Corning	83	7,697
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Pentair PLC	122	$5,965
PepsiCo, Inc.	1,017	177,934
Phillips 66	327	29,103
Plug Power, Inc.(a)	316	6,743
PNC Financial Services Group, Inc. (The)	314	52,105
Pool Corp.	31	11,089
PPG Industries, Inc.	183	23,660
Prudential Financial, Inc.	295	29,497
Quanta Services, Inc.	78	10,821
Quest Diagnostics, Inc.	94	12,838
Regions Financial Corp.	721	15,271
Republic Services, Inc.	124	17,194
ResMed, Inc.	106	25,495
Rivian Automotive, Inc., Class A(a)	167	5,728
Robert Half International, Inc.	82	6,489
Roche Holding AG	516	171,354
Rockwell Automation, Inc.	85	21,699
S&P Global, Inc.	244	91,971
Sempra Energy	247	40,953
State Street Corp.	266	18,897
STERIS PLC	59	13,313
SVB Financial Group(a)	38	15,335
Swiss Re AG	217	16,326
T. Rowe Price Group, Inc.	177	21,854
Take-Two Interactive Software, Inc.(a)	106	14,069
Target Corp.	317	51,791
Teladoc Health, Inc.(a)	104	3,832
Tesla, Inc.(a)	633	564,288
Texas Instruments, Inc.	687	122,897
Tractor Supply Co.	83	15,893
Trane Technologies PLC	178	26,164
Travelers Cos., Inc. (The)	190	30,153
Shares		Value
United States–(continued)
Truist Financial Corp.	992	$50,066
UGI Corp.	154	6,647
United Rentals, Inc.(a)	37	11,939
Vail Resorts, Inc.	30	7,114
Valero Energy Corp.	290	32,123
Ventas, Inc.	225	12,100
Vertex Pharmaceuticals, Inc.(a)	188	52,717
VF Corp.	247	11,036
W.W. Grainger, Inc.	33	17,936
Walt Disney Co. (The)(a)	1,344	142,598
Waters Corp.(a)	45	16,381
Welltower, Inc.	274	23,657
West Pharmaceutical Services, Inc.	51	17,522
Xylem, Inc.	134	12,332
Zoetis, Inc.	346	63,162
ZoomInfo Technologies, Inc., Class A(a)	146	5,532
		6,940,736
Total Common Stocks & Other Equity Interests (Cost $8,197,951)		9,966,433
Money Market Funds–2.26%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d)	80,647	80,646
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(c)(d)	57,320	57,320
Invesco Treasury Portfolio, Institutional Class, 1.66%(c)(d)	92,168	92,168
Total Money Market Funds (Cost $230,120)		230,134
TOTAL INVESTMENTS IN SECURITIES—100.18% (Cost $8,428,071)		10,196,567
OTHER ASSETS LESS LIABILITIES–(0.18)%		(18,342)
NET ASSETS–100.00%		$10,178,225
Investment Abbreviations:
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $16,401, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$149,384	$575,161	$(643,899)	$-	$-	$80,646	$311
Invesco Liquid Assets Portfolio, Institutional Class	106,455	410,829	(459,927)	21	(58)	57,320	298
Invesco Treasury Portfolio, Institutional Class	170,725	657,327	(735,884)	-	-	92,168	393
Total	$426,564	$1,643,317	$(1,839,710)	$21	$(58)	$230,134	$1,002

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI World Index	2	September-2022	$166,960	$10,087	$10,087

(a)	Futures contracts collateralized by $1,215 cash held with Meril Lynch International, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$177,048	$—	$177,048
Austria	—	12,869	—	12,869
Belgium	—	15,021	—	15,021
Canada	409,838	—	—	409,838
China	—	9,047	—	9,047
Denmark	—	232,636	—	232,636
Finland	—	49,552	—	49,552
France	—	258,383	—	258,383
Germany	—	123,070	—	123,070
Hong Kong	—	101,766	—	101,766
Ireland	—	32,089	—	32,089
Israel	—	10,079	—	10,079
Italy	—	32,322	—	32,322
Japan	—	587,957	—	587,957
Netherlands	—	270,352	—	270,352
New Zealand	—	4,117	—	4,117
Norway	—	25,931	—	25,931
Singapore	—	16,832	—	16,832
Spain	—	49,241	—	49,241
Sweden	—	40,965	—	40,965
Switzerland	—	111,033	—	111,033
United Kingdom	130,557	324,992	—	455,549
United States	6,726,501	214,235	—	6,940,736
Money Market Funds	230,134	—	—	230,134
Total Investments in Securities	7,497,030	2,699,537	—	10,196,567
Other Investments - Assets*
Futures Contracts	10,087	—	—	10,087
Total Investments	$7,507,117	$2,699,537	$—	$10,206,654

*	Unrealized appreciation (depreciation).
Invesco MSCI World SRI Index Fund